Preferred Stock	12 Months Ended
Dec. 31, 2013
Preferred Stock Disclosure [Abstract]
Preferred Stock
Note 22 — Preferred Stock

Preferred stock

Shares of undesignated preferred stock may be issued in one or more series. The Board of Directors is authorized to establish and designate the different series and to fix and determine the voting powers and other special rights and qualifications. A total of 5,000,000 shares of preferred authorized are authorized as of December 31, 2013 and December 31, 2012. There were 0 shares issued or outstanding on December 31, 2013 and 2012. There were no preferred dividends owing as of December 31, 2013 or 2012.